Inventory (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023
Disclosure of fair value measurement of assets [line items]
Supplies and consumables		$ 10,817	$ 19,923
Merchandise and accessories		1,272	1,556
Inventory	$ 106,132	116,098	106,132
Inventory expensed to cost of goods sold	190,200	318,400
Non-cash expense related to changes in fair value of inventory sold	54,000	105,900
Inventory write-down	93,400	137,100
Fair Value Changes On Inventory Sold
Disclosure of fair value measurement of assets [line items]
Inventory write-down	47,800	71,900
Cost Of Sales Before Fair Value Adjustments
Disclosure of fair value measurement of assets [line items]
Inventory write-down	$ 45,700	65,100
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		67,582	45,692
Finished goods		11,595	15,295
Inventory		79,177	60,987
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		15,925	14,319
Finished goods		8,907	9,347
Inventory		24,832	23,666
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables		10,817	19,923
Merchandise and accessories		1,272	1,556
Inventory		83,359	86,285
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		40,285	30,936
Finished goods		9,151	13,518
Inventory		49,436	44,454
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		13,577	11,566
Finished goods		8,257	8,786
Inventory		21,834	20,352
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables		0	0
Merchandise and accessories		0	0
Inventory		32,739	19,847
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		27,297	14,756
Finished goods		2,444	1,777
Inventory		29,741	16,533
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		2,348	2,753
Finished goods		650	561
Inventory		$ 2,998	$ 3,314